[Logo] Thrivent Financial for Lutherans
625 Fourth Avenue South
Minneapolis, Minnesota  55415

May 1, 2003

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC  20549

RE:  AAL Variable Annuity Account II - File Nos. 333-71853 and 811-09225
     (the "Registrant"); Prospectus dated April 30, 2003 and the Statement of Additional Information dated April 30, 2003

Ladies and Gentlemen:

Pursuant to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  the
Registrant  hereby  certifies  that the  form of the  captioned  prospectus  and statement of additional information that would have been filed by the Registrant pursuant to 497(c) upon the effectiveness of  Post-Effective  Amendment No. 7 to the Registrant's registration statement on Form N-4 would not have differed from that contained in said registration statement, which was filed electronically on
April 28, 2003.

Please  direct any  comments or questions  concerning  this  certificate  to the undersigned at (612) 340-7005.

Sincerely,

AAL VARIABLE ANNUITY ACCOUNT II
        (Registrant)

By  THRIVENT FINANCIAL FOR LUTHERANS
             (Depositor)

By:   /s/ John C. Bjork
      ------------------------------
      John C. Bjork
      Senior Counsel